Segmented Information (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Detailed Information About Geographical Areas
The accounting policies of
the reportable operating segments are the same as those described in the summary of significant accounting policies.

	USA		Rest of World		Canada		Total
Years ended December 31,	2021	2020	2021	2020	2021	2020	2021	2020
Segment revenue	$497,630	$649,133	$309,695	$353,210	$194,439	$247,390	$1,001,764	$1,249,733
Intersegment revenue	(27,247)	(16,847)	(138)	(199)	(14,223)	(15,635)	(41,608)	(32,681)

Revenue	$470,383	$632,286	$309,557	$353,011	$180,216	$231,755	$960,156	$1,217,052
Revenue – Engineered Systems	218,558	390,178	22,500	40,485	113,069	167,903	354,127	598,566
Revenue – Service	153,722	150,939	111,500	96,092	62,154	56,238	327,376	303,269
Revenue – Energy Infrastructure 1	98,103	91,169	175,557	216,434	4,993	7,614	278,653	315,217
Operating income 2	$14,442	$56,504	$36,250	$40,488	$3,599	$19,020	$54,291	$116,012

1
Energy Infrastructure revenue for 2021 includes the recognition of revenue from a finance lease transaction in the fourth quarter of 2021 and 2020. Upon commencement of the renegotiated lease, the Company recognized the sale of the related rental assets and a corresponding finance lease receivable. Refer to Note 11 for further details on finance leases.

2
In the year ended December 31, 2021, the Company recognized $16.4 million of government grants (December 31, 2020 – $19.6 million; December 31, 2019 – nil). The subsidies received have been recorded as a reduction in cost of goods sold and selling and administrative expenses within the consolidated statements of earnings in accordance with where the associated expenses were recognized.

	USA		Rest of World		Canada		Total
Years ended December 31,	2020	2019	2020	2019	2020	2019	2020	2019
Segment revenue	$649,133	$1,243,760	$353,210	$354,680	$247,390	$518,042	$1,249,733	$2,116,482
Intersegment revenue	(16,847)	(48,091)	(199)	(7,846)	(15,635)	(15,123)	(32,681)	(71,060)

Revenue	$632,286	$1,195,669	$353,011	$346,834	$231,755	$502,919	$1,217,052	$2,045,422
Revenue – Engineered Systems	390,178	947,451	40,485	76,813	167,903	424,239	598,566	1,448,503
Revenue – Service 1	150,939	172,130	96,092	111,357	56,238	67,505	303,269	350,992
Revenue – Energy Infrastructure 1,2	91,169	76,088	216,434	158,664	7,614	11,175	315,217	245,927
Operating income	$56,504	$194,010	$40,488	$511	$19,020	$37,387	$116,012	$231,908

1
Revenues from the operation and maintenance of BOOM contracts have been reclassified from the Service to Energy Infrastructure product line including $11,717 previously disclosed during the first quarter of 2020. For the year ended December 31, 2019 the amount reclassified was $43,594. Please refer to Note 23 for further details.

2
Energy Infrastructure revenue for 2020 includes the recognition of revenue from a finance lease transaction in the fourth quarter of 2020. Upon commencement of the renegotiated leases, the Company recognized the sale of the related rental assets and a corresponding finance lease receivable. Refer to Note 11 for further details on finance leases.

	USA		Rest of World		Canada		Total
As at December 31,	2021	2020	2021	2020	2021	2020	2021	2020
Segment assets	$1,000,755	$895,022	$654,969	$610,597	$546,250	$525,510	$2,201,974	$2,031,129
Goodwill	154,437	155,094	323,466	332,567	88,367	88,367	566,270	576,028
Corporate	—	—	—	—	—	—	(576,802)	(427,581)

Total segment assets	$1,155,192	$1,050,116	$978,435	$943,164	$634,617	$613,877	$2,191,442	$2,179,576